Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT1-0423
1.9885499.105
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 6.0%
AGL Energy Ltd.	850,988	4,615,144
ANZ Group Holdings Ltd.	2,942,670	52,368,959
Aurizon Holdings Ltd.	2,616,174	6,838,056
BHP Group Ltd.	3,138,593	109,920,292
BlueScope Steel Ltd.	659,964	8,999,595
JB Hi-Fi Ltd.	155,395	5,342,872
Qantas Airways Ltd. (a)	1,313,499	5,928,913
Rio Tinto Ltd.	527,602	47,345,598
Sonic Healthcare Ltd.	683,241	15,302,938
South32 Ltd.	6,519,518	20,920,687
Whitehaven Coal Ltd.	1,320,910	7,854,320
TOTAL AUSTRALIA		285,437,374
Austria - 0.4%
OMV AG	204,665	10,201,696
Raiffeisen International Bank-Holding AG (a)	191,682	3,430,051
Voestalpine AG	157,337	5,199,887
TOTAL AUSTRIA		18,831,634
Bailiwick of Jersey - 0.4%
WPP PLC	1,527,983	17,852,556
Belgium - 1.3%
Anheuser-Busch InBev SA NV	976,478	58,941,930
Sofina SA	22,392	5,297,138
TOTAL BELGIUM		64,239,068
Bermuda - 0.4%
Jardine Matheson Holdings Ltd.	345,533	18,367,010
Cayman Islands - 0.9%
CK Asset Holdings Ltd.	2,767,000	17,690,844
CK Hutchison Holdings Ltd.	3,815,000	24,278,476
TOTAL CAYMAN ISLANDS		41,969,320
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	12,036	26,181,825
Finland - 1.1%
Fortum Corp.	618,633	9,291,235
Kojamo OYJ	252,909	3,876,795
Nokia Corp.	7,691,195	36,384,992
TietoEVRY Oyj	149,799	4,550,140
TOTAL FINLAND		54,103,162
France - 11.6%
BNP Paribas SA	1,579,812	108,504,441
Bouygues SA	299,024	9,851,030
Carrefour SA	833,303	15,850,230
Compagnie de St. Gobain	733,035	42,099,046
Compagnie Generale des Etablissements Michelin SCA Series B	1,008,818	31,898,643
Credit Agricole SA	1,945,952	23,431,679
Eiffage SA	111,429	11,866,878
Elis SA	281,290	4,923,451
Engie SA	2,630,532	37,353,218
Eurazeo SA	74,317	5,190,997
Faurecia SA (a)	240,903	4,750,824
Orange SA	2,684,286	28,407,145
Renault SA (a)	294,213	11,911,350
Rexel SA	348,945	7,685,744
Sanofi SA	1,229,434	120,391,686
Societe Generale Series A	1,123,371	33,438,919
Sopra Steria Group	21,319	3,532,167
TotalEnergies SE	424,759	26,258,939
Valeo SA	327,529	7,116,122
Vivendi SA	1,150,170	12,326,515
Wendel SA	38,501	4,060,067
TOTAL FRANCE		550,849,091
Germany - 12.9%
Bayer AG	1,396,301	86,912,665
Bayerische Motoren Werke AG (BMW)	533,164	54,310,590
Continental AG	153,503	10,778,243
Covestro AG (b)	208,604	9,605,071
Daimler Truck Holding AG (a)	736,877	24,649,719
Deutsche Bank AG	2,937,467	38,985,848
Deutsche Post AG	1,408,842	60,660,065
Deutsche Telekom AG	4,467,101	99,521,623
Fresenius Medical Care AG & Co. KGaA	283,575	10,649,568
Fresenius SE & Co. KGaA	584,379	16,854,711
HeidelbergCement AG	205,829	14,123,457
K+S AG	272,033	6,494,465
KION Group AG	102,559	4,129,688
LEG Immobilien AG	105,330	8,196,591
Mercedes-Benz Group AG (Germany)	1,109,994	82,596,904
RWE AG	961,099	42,630,238
Siemens Energy AG (c)	568,022	11,807,080
Vonovia SE	1,131,128	31,951,990
TOTAL GERMANY		614,858,516
Hong Kong - 1.2%
BOC Hong Kong (Holdings) Ltd.	5,109,000	17,855,382
Henderson Land Development Co. Ltd.	1,857,930	6,863,190
Sun Hung Kai Properties Ltd.	2,141,500	30,369,967
Wharf Holdings Ltd.	1,737,000	4,525,116
TOTAL HONG KONG		59,613,655
Israel - 0.1%
Tower Semiconductor Ltd. (a)	65,317	2,743,895
Italy - 1.7%
Banco BPM SpA	2,153,503	9,662,053
Eni SpA	3,553,265	54,678,477
Leonardo SpA	575,202	5,911,878
Nexi SpA (a)(b)	1,000,806	8,769,492
TOTAL ITALY		79,021,900
Japan - 24.8%
AGC, Inc.	323,300	11,912,252
Aisin Seiki Co. Ltd.	259,700	7,576,882
Alfresa Holdings Corp.	288,300	3,608,650
Amada Co. Ltd.	510,400	4,584,805
Brother Industries Ltd.	366,300	5,689,473
Canon, Inc.	1,478,600	32,813,611
Dai Nippon Printing Co. Ltd.	381,200	8,999,997
Dentsu Group, Inc.	340,200	10,957,461
Electric Power Development Co. Ltd.	247,200	3,989,444
ENEOS Holdings, Inc.	4,591,100	16,437,041
FUJIFILM Holdings Corp.	504,800	26,714,614
Haseko Corp.	320,600	3,709,076
Honda Motor Co. Ltd.	2,420,100	59,864,831
Idemitsu Kosan Co. Ltd.	321,700	8,042,747
Iida Group Holdings Co. Ltd.	250,000	4,167,615
INPEX Corp.	1,497,800	16,458,796
Isuzu Motors Ltd.	884,000	11,178,488
Itochu Corp.	1,990,900	64,349,545
Japan Post Holdings Co. Ltd.	3,431,200	30,124,092
Japan Tobacco, Inc.	1,563,400	31,880,730
JFE Holdings, Inc.	820,900	10,824,099
Kawasaki Kisen Kaisha Ltd. (c)	335,300	7,001,356
Kyocera Corp.	480,200	24,918,253
Marubeni Corp.	2,442,100	29,961,113
Mazda Motor Corp.	853,100	6,790,665
Mebuki Financial Group, Inc.	1,547,900	4,031,996
Medipal Holdings Corp.	298,900	3,990,609
Mitsubishi Chemical Holdings Corp.	2,033,800	11,412,566
Mitsubishi Corp.	2,095,200	70,159,774
Mitsubishi Motors Corp. of Japan (a)	974,300	3,753,886
Mitsui & Co. Ltd.	2,263,300	66,773,559
Mitsui OSK Lines Ltd. (c)	514,500	12,769,237
Mizuho Financial Group, Inc.	3,543,400	55,349,550
NEC Corp.	387,800	14,010,298
NGK Insulators Ltd.	383,400	5,306,750
NGK Spark Plug Co. Ltd.	243,800	4,764,128
Nikon Corp.	494,200	4,879,439
Nippon Steel & Sumitomo Metal Corp.	1,350,700	28,114,469
Nippon Yusen KK (c)	725,100	17,249,306
Nissan Motor Co. Ltd.	3,359,320	12,069,840
Oji Holdings Corp.	1,441,700	5,958,188
Otsuka Holdings Co. Ltd.	792,800	25,433,365
Panasonic Holdings Corp.	3,313,500	30,727,315
Renesas Electronics Corp. (a)	2,003,300	20,606,147
Ricoh Co. Ltd.	866,300	6,724,755
SBI Holdings, Inc. Japan	387,000	8,204,133
Screen Holdings Co. Ltd.	66,400	4,947,924
Seiko Epson Corp.	454,400	7,046,836
Sojitz Corp.	289,900	5,747,652
Subaru Corp.	874,600	14,371,116
Sumco Corp.	497,700	7,374,307
Sumitomo Chemical Co. Ltd.	2,353,400	9,033,836
Sumitomo Corp.	1,746,300	31,345,961
Sumitomo Forestry Co. Ltd.	271,700	5,080,111
Sumitomo Heavy Industries Ltd.	174,700	3,884,850
Sumitomo Mitsui Financial Group, Inc.	1,461,700	63,527,082
Suzuki Motor Corp.	698,100	26,173,304
Takeda Pharmaceutical Co. Ltd.	2,248,900	70,699,560
Tokyo Electric Power Co., Inc. (a)	1,142,000	4,276,550
Tokyo Gas Co. Ltd.	574,800	12,036,142
Toppan, Inc.	497,000	8,007,751
Tosoh Corp.	462,000	6,044,541
Toyota Motor Corp.	2,100,800	30,851,764
Yamaha Motor Co. Ltd.	497,800	12,261,156
TOTAL JAPAN		1,177,555,389
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	810,950	25,002,865
Aroundtown SA	1,310,727	3,632,215
SES SA (France) (depositary receipt)	545,006	4,219,808
TOTAL LUXEMBOURG		32,854,888
Netherlands - 4.3%
AEGON NV	2,008,725	11,079,709
Heineken Holding NV	155,562	12,793,870
Koninklijke Ahold Delhaize NV	1,486,270	44,360,655
Koninklijke Philips Electronics NV	1,263,968	21,822,975
NN Group NV	440,597	19,073,582
Signify NV (b)	182,413	6,562,088
Stellantis NV (Italy)	3,074,268	48,047,330
STMicroelectronics NV (Italy)	915,576	43,099,538
TOTAL NETHERLANDS		206,839,747
New Zealand - 0.1%
Fletcher Building Ltd.	1,112,935	3,664,839
Norway - 1.0%
Equinor ASA	1,489,369	45,390,998
Singapore - 1.2%
Oversea-Chinese Banking Corp. Ltd.	5,755,086	56,862,301
Spain - 4.8%
Banco Bilbao Vizcaya Argentaria SA	7,204,125	50,888,307
Banco Santander SA (Spain)	23,869,587	83,422,759
CaixaBank SA	6,074,006	26,950,122
Repsol SA	2,064,265	33,909,351
Telefonica SA	8,208,245	31,183,285
TOTAL SPAIN		226,353,824
Sweden - 4.1%
Castellum AB	407,847	5,569,208
Ericsson (B Shares)	4,366,742	25,329,132
Fastighets AB Balder (a)	896,794	4,592,193
Industrivarden AB (A Shares)	501,722	13,241,592
Investor AB (B Shares)	3,406,897	65,921,971
Kinnevik AB (B Shares) (a)	344,923	5,295,420
Securitas AB (B Shares)	714,532	6,514,256
Skanska AB (B Shares)	568,855	9,998,044
SSAB AB (B Shares)	1,229,566	8,338,512
Volvo AB (B Shares)	2,229,919	44,249,444
Volvo Car AB (a)	762,259	3,780,098
TOTAL SWEDEN		192,829,870
Switzerland - 2.6%
Adecco SA (Reg.)	239,383	8,853,641
Nestle SA (Reg. S)	41,765	5,095,708
Novartis AG	1,213,787	109,737,367
TOTAL SWITZERLAND		123,686,716
United Kingdom - 17.2%
3i Group PLC	1,383,295	26,987,740
Abrdn PLC	3,099,421	8,123,704
Anglo American PLC (United Kingdom)	1,860,822	80,258,016
Barclays PLC	21,407,865	49,212,234
Barratt Developments PLC	1,427,394	8,091,389
Big Yellow Group PLC	248,733	3,707,404
British American Tobacco PLC (United Kingdom)	2,822,185	108,185,140
British Land Co. PLC	1,333,116	7,270,986
BT Group PLC	9,917,258	15,240,322
Centrica PLC	8,396,145	10,428,821
GSK PLC	1,158,791	20,354,208
Imperial Brands PLC	1,363,868	34,214,333
J Sainsbury PLC	2,499,604	8,092,378
Kingfisher PLC	2,777,585	9,582,445
Land Securities Group PLC	1,067,828	9,325,886
Lloyds Banking Group PLC	95,609,215	62,222,079
Marks & Spencer Group PLC (a)	2,791,961	5,018,537
Micro Focus International PLC	518,175	3,398,586
NatWest Group PLC	7,037,862	26,849,858
Persimmon PLC	453,840	7,900,375
Rio Tinto PLC	1,156,122	90,525,814
Segro PLC	1,718,839	17,592,525
Shell PLC (London)	2,743,982	80,557,248
Standard Chartered PLC (United Kingdom)	3,451,986	28,905,264
Taylor Wimpey PLC	5,185,668	7,492,773
Tesco PLC	10,524,720	31,988,651
Tritax Big Box REIT PLC	2,656,138	5,101,858
Virgin Money UK PLC CDI	1,726,859	4,117,199
Vistry Group PLC	506,099	4,645,264
Vodafone Group PLC	38,089,864	43,948,628
TOTAL UNITED KINGDOM		819,339,665
TOTAL COMMON STOCKS (Cost $4,346,288,755)		4,719,447,243

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $2,845,605)	2,900,000	2,845,555

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	7,263,676	7,265,129
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	39,908,509	39,912,500
TOTAL MONEY MARKET FUNDS (Cost $47,177,629)		47,177,629

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,396,311,989)	4,769,470,427
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,233,028)
NET ASSETS - 100.0%	4,753,237,399

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	351	Mar 2023	37,188,450	2,063,082	2,063,082

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,936,651 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,506,182.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,842,526	66,403,146	60,980,543	62,800	-	-	7,265,129	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	16,040,672	122,315,885	98,444,057	137,910	-	-	39,912,500	0.1%
Total	17,883,198	188,719,031	159,424,600	200,710	-	-	47,177,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.